DISCONTINUED OPERATIONS (Details) (OBO [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 Ship Finance International Limited [Member] Front Viewer & Front Guider [Member] vessel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of vessels where the time charter out to a third party and long term time charters with related party were terminated			2
Per Statement of Operations:
Operating revenues	$ 1,840	$ 45,092
Loss from sale of assets	(847)	0
Income (Loss)	$ (1,016)	$ (12,537)